UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
Address: 4 World Financial Center
         New York, NY 10080

13F File Number: 028-00962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pia K. Thompson
Title: Assistant Secretary
Phone: (212) 670-0425

Signature, Place and Date of Signing:

______________________________
/s/ Pia K. Thompson
New York, NY
November 13, 2008

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-03554          MERRILL LYNCH AND CO., INC.